Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 697,240	$ 705,482
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	29,844	27,863	29,981
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	289,233	147,677
Accumulated other comprehensive loss	289,233	147,677	297,765
Reconciliation Of Net Liabilities Abstract:
Defined Benefit Plan, Funded Status of Plan	17,903	(126,086)
Amount prepaid (accued) at beginning of year	165,580	171,679
Net periodic benefit credit (cost)	8,603	(6,099)
Amount prepaid (accrued) at end of year	174,183	165,580	171,679
Amount recognized in AOCL	(289,233)	(147,677)	(297,765)
Defined Benefit Plan, Funded Status of Plan	(115,050)	17,903	(126,086)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	653,396	751,605
Defined Benefit Plan Interest Cost	29,844	27,863
Actuarial loss (gain)	131,610	(76,997)
Benefits paid	(37,035)	(49,075)
Benefit obligation at end of year	777,815	653,396
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(37,035)	(49,075)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	671,299	625,519
Actual return on plan assets	28,501	94,855
Defined Benefit Plan Contributions By Employer	0	0
Fair value of plan assets at end of year	662,765	671,299
Other Pension Plans Defined Benefit Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	1,659	1,493	1,572
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	51	51
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	13,588	6,928
Accumulated other comprehensive loss	13,588	6,928	15,055
Reconciliation Of Net Liabilities Abstract:
Defined Benefit Plan, Funded Status of Plan	(1,912)	(9,434)
Amount prepaid (accued) at beginning of year	5,016	5,621
Net periodic benefit credit (cost)	332	(656)
Amount prepaid (accrued) at end of year	5,399	5,016	5,621
Amount recognized in AOCL	(13,588)	(6,928)	(15,055)
Defined Benefit Plan, Funded Status of Plan	(8,189)	(1,912)	(9,434)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	36,096	40,051
Defined Benefit Plan Interest Cost	1,659	1,493
Actuarial loss (gain)	6,238	(4,169)
Benefits paid	(1,329)	(1,279)
Benefit obligation at end of year	42,664	36,096
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,329)	(1,279)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	34,183	30,616
Actual return on plan assets	1,570	4,795
Defined Benefit Plan Contributions By Employer	51	51
Fair value of plan assets at end of year	$ 34,475	$ 34,183